Commitments and contingencies - Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 797	€ 898	€ 200
Not Later Than One Year
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	362	279	56
Later Than One Year But Not More Than 5 Years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 435	€ 619	€ 144